NOTE 20: EQUITY (Details 2)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Number of options outstanding	9,834,428	10,450,000	76,000,000	3,300,000
Number of options exercisable	9,084,428
Share Options
Disclosure of classes of share capital [line items]
Exercise price (C$) | $ / shares	$ 0.1
Number of options outstanding	2,316,667
Weighted average exercise price (C$) | $ / shares	$ 0.1
Number of options exercisable	2,316,667
Weighted average life of options (years)	2 years 8 months 5 days
Share Options One
Disclosure of classes of share capital [line items]
Exercise price (C$) | $ / shares	$ 0.02
Number of options outstanding	900,000
Weighted average exercise price (C$) | $ / shares	$ 0.02
Number of options exercisable	900,000
Weighted average life of options (years)	2 years 4 months 24 days
Share Options Two
Disclosure of classes of share capital [line items]
Exercise price (C$) | $ / shares	$ 0.26
Number of options outstanding	250,000
Weighted average exercise price (C$) | $ / shares	$ 0.26
Number of options exercisable	250,000
Weighted average life of options (years)	2 years 9 months 18 days
Share Options Three
Disclosure of classes of share capital [line items]
Exercise price (C$) | $ / shares	$ 0.14
Number of options outstanding	700,000
Weighted average exercise price (C$) | $ / shares	$ 0.14
Number of options exercisable	700,000
Weighted average life of options (years)	1 year 5 months 16 days
Share Options Four
Disclosure of classes of share capital [line items]
Exercise price (C$) | $ / shares	$ 0.05
Number of options outstanding	2,749,666
Weighted average exercise price (C$) | $ / shares	$ 0.05
Number of options exercisable	2,374,666
Weighted average life of options (years)	2 years 5 months 26 days
Share Options Five
Disclosure of classes of share capital [line items]
Exercise price (C$) | $ / shares	$ 0.08
Number of options outstanding	1,500,000
Weighted average exercise price (C$) | $ / shares	$ 0.08
Number of options exercisable	1,500,000
Weighted average life of options (years)	9 months 15 days
Share Options Six
Disclosure of classes of share capital [line items]
Exercise price (C$) | $ / shares	$ 0.06
Number of options outstanding	1,150,000
Weighted average exercise price (C$) | $ / shares	$ 0.06
Number of options exercisable	775,000
Weighted average life of options (years)	4 years 6 months 14 days
Share Options Seven
Disclosure of classes of share capital [line items]
Exercise price (C$) | $ / shares	$ 0.21
Number of options outstanding	18,095
Weighted average exercise price (C$) | $ / shares	$ 0.21
Number of options exercisable	18,095
Weighted average life of options (years)	4 years 11 months 23 days
Share Options Eight
Disclosure of classes of share capital [line items]
Exercise price (C$) | $ / shares	$ 0.12
Number of options outstanding	250,000
Weighted average exercise price (C$) | $ / shares	$ 0.12
Number of options exercisable	250,000
Weighted average life of options (years)	2 months 23 days